Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000229208 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Wellington Capital Appreciation Portfolio (Class 3)
Average Annual Return, Percent	14.26%	8.54%		15.75%
C000229210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Wellington Capital Appreciation Portfolio (Class 2)
Average Annual Return, Percent	14.38%	8.65%		15.86%
C000229209 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Wellington Capital Appreciation Portfolio (Class 1)
Average Annual Return, Percent	14.53%	8.81%		16.03%
C000229213 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Goldman Sachs Government and Quality Bond Portfolio (Class 1)
Average Annual Return, Percent	6.57%	(0.78%)		1.45%
C000229211 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Goldman Sachs Government and Quality Bond Portfolio (Class 2)
Average Annual Return, Percent	6.45%	(0.92%)		1.31%
C000229212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Goldman Sachs Government and Quality Bond Portfolio (Class 3)
Average Annual Return, Percent	6.31%	(1.02%)		1.21%
C000229215 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Wellington Strategic Multi-Asset Portfolio (Class 3)
Average Annual Return, Percent	14.09%	5.60%	7.45%
C000229214 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Wellington Strategic Multi-Asset Portfolio (Class 1)
Average Annual Return, Percent	14.33%	5.86%		7.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%		14.29%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
MSCI ACWI Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	22.34%	11.19%	11.90%	11.72%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Index
Average Annual Return, Percent	18.15%	14.59%		17.59%
Bloomberg U S Aggregate A or Better Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate A or Better Index
Average Annual Return, Percent	7.18%	(0.46%)		1.72%
Bloomberg U S Government Mortgage Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	7.09%	(0.53%)		1.46%
Sixty Five MSCI ACWI Index net 35 FTSE WGBI U S Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% MSCI ACWI Index (net); 35% FTSE WGBI (U.S.$ Hedged)
Average Annual Return, Percent	15.62%	7.02%	8.30%	8.39%